Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
CRA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 28,961	$ 32,081
CEA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 67,487	$ 66,686